Supplement to Prospectus Dated May 3, 1999
                        Supplement dated October 18, 1999

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

The underlying Portfolios shown in bold below are being offered as new Sub-accounts under your Annuity as of October 18, 1999. In addition, the Underlying Mutual Fund Portfolio Annual Expenses for each Portfolio of American Skandia Trust have been restated to reflect a deemed 12b-1 fee, as discussed in
Note 1 below.

------------------------------------------------------------------------------------------------------------------------------------
                Underlying Mutual Fund Portfolio Annual Expenses
    (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------ --------------- ------------- --------------- -------------- -------------- -------------
                                                Management     Other          Estimated     Total Annual        Fee        Net
                                                   Fees         Expenses     Distribution     Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                             and Service      Operating      Expense       Fund
                                                                               (12b-1)        Expenses     Reimbursement  Operating
                                                                               Fees(1)                                     Expenses

--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
AST T. Rowe Price International Equity             1.00%         0.25%             0%            1.25%           N/A          1.25%
AST Janus Overseas Growth                          1.00%         0.27%             0%            1.27%           N/A          1.27%
AST Janus Small-Cap Growth                         0.90%         0.22%           0.05%           1.17%           N/A          1.17%
AST Lord Abbett Small Cap Value                    0.95%         0.36%             0%            1.31%           N/A          1.31%
AST T. Rowe Price Small Company Value              0.90%         0.21%             0%            1.11%           N/A          1.11%
AST Neuberger Berman Mid-Cap Growth(2)             0.90%         0.17%           0.08%           1.15%           N/A          1.15%
AST Neuberger Berman Mid-Cap Value(3)              0.90%         0.15%           0.19%           1.24%           N/A          1.24%
AST Marsico Capital Growth                         0.90%         0.21%           0.06%           1.17%           N/A          1.17%
AST JanCap Growth                                  0.90%         0.14%           0.01%           1.05%          0.02%         1.03%
AST MFS Growth(4)                                  0.90%         0.24%           0.06%           1.20%           N/A          1.20%
AST Cohen & Steers Realty                          1.00%         0.30%           0.07%           1.37%           N/A          1.37%
AST American Century Income & Growth               0.75%         0.25%           0.05%           1.05%           N/A          1.05%
AST INVESCO Equity Income                          0.75%         0.18%           0.04%           0.97%           N/A          0.97%
AST PIMCO Total Return Bond                        0.65%         0.18%             0%            0.83%           N/A          0.83%
AST PIMCO Limited Maturity Bond                    0.65%         0.21%             0%            0.86%           N/A          0.86%

INVESCO VIF Technology                             0.75%         5.85%            N/A            6.60%          5.20%         1.40%
INVESCO VIF Health Sciences                        0.75%         3.57%            N/A            4.32%          3.05%         1.27%
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------

1 Pursuant to a vote of the shareholders of American Skandia Trust (the "Trust"), the Trust has adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. While the brokerage commission rates and amounts paid by the various Portfolios are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected in the expenses of the Funds. Total returns for the Portfolios are not expected to be adversely affected by the deemed increase in fees. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended June 30, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.
2 Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth portfolio), for a total Investment Management fee payable at the annual rate of 0.75% of the average daily nets assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
3 Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income portfolio), for a total Investment Management fee payable at the annual rate of 0.75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as
     Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
4 This portfolio commenced operations on October 18, 1999. "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 1999.

EXPENSE EXAMPLES

The Expense Examples shown below are being added with respect to the new Portfolios that are being offered as Sub-accounts under your Annuity as of October 18, 1999. The Expense Examples for the American Skandia Trust Portfolio shown below reflect the deemed 12b-1 fees (see Note 1 above).

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                     ---------------------------------------------- ------- -----------------------------------
                                    If you surrender  your Annuity at the end       If you do not  surrender  your Annuity
                                    of the applicable time period, you would pay    at the  end of the  applicable  time  period or
                                    the following  expenses on a $1,000             begin taking annuity annuity payments at such
                                    investment, assuming 5% annual return           time, you would pay the following expenses on
                                    on assets:                                      a $1,000 investment, assuming 5% annual return
                                                                                    on assets:


                                    ---------------------------------------------- ------- --------------------------------------


After:                                                                                 After:
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- ----- ----------
Sub-Account:                              1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
                                         --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Marsico Capital Growth                  112        169       218        303               27         84        143        303
AST Janus Overseas Growth                   114        173       224        314               29         88        149        314
AST American Century Income & Growth        111        165       212        291               26         80        137        291
AST Lord Abbett Small Cap Value             114        174       226        318               29         89        151        318
AST Cohen & Steers Realty                   115        176       229        324               30         91        154        324
AST MFS Growth                              113        170       220        307               28         85        145        307

INVESCO VIF Technology                      115        176       230        327               30         91        155        327
INVESCO VIF Health Sciences                 114        173       224        314               29         88        149        314
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

The following underlying Portfolios are being added to the section entitled "What are the Investment Objective and Policies of the Portfolios?":

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?


------------------- ---------------------------------------------------------------------------------------- -----------------------
                                                                                                                         PORTFOLIO
      STYLE/                                      INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                             SUB-ADVISOR
------------------- ---------------------------------------------------------------------------------------- -----------------------
------------------- ---------------------------------------------------------------------------------------- -----------------------
                     AST Cohen & Steers  Realty:  seeks to maximize total return through investment in real estate securities. The Portfolio
                     pursues  its   investment   objective   by  seeking,   with
                     approximately  equal  emphasis,  capital growth and current                                      Cohen & Steers
      REAL           income.  Under normal  circumstances,  the  Portfolio  will                                 Capital Management,
     ESTATE          invest  substantially  all of  its  assets  in  the  equity                                                Inc.
     (REIT)          securities of real estate  companies,  i.e., a company that derives at least 50% of its  revenues  from the  ownership, construction,  financing, management or sale of real estate or that has at least 50% of its assets in real estate. Real estate companies may include real estate  investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST American Century Income & Growth:  seeks capital growth with current income as a secondary objective. The Portfolio invests primarily in common stocks that offer potential for
      GROWTH         capital  growth,  and may,  consistent  with its investment                                    American Century
        &            objectives,  invest  in stocks  that  offer  potential  for                                          Investment
      INCOME         current  income.  The  Sub-adviser  utilizes a quantitative                                    Management, Inc.
                     management  technique  with a goal of  building  an  equity portfolio  that  provides  better  returns than the S&P 500
                     Index without  taking on  significant  additional  risk and while  attempting  to create a dividend  yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ ---------------





------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                         PORTFOLIO
      STYLE/                                      INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                             SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST MFS Growth:  seeks long-term  capital growth and future income.  Under  normal  market  conditions,  the  Portfolio invests at least 80% of its total  assets in common  stocks
                     and  related   securities,   such  as   preferred   stocks,                                       Massachusetts
                     convertible   securities   and  depositary   receipts,   of                                  Financial Services
                     companies that the  Sub-advisor  believes offer better than                                             Company
                     average  prospects for long-term  growth.  The  Sub-advisor seeks to purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 30% of its net assets in foreign securities.
      GROWTH
                    ------------------------------------------------------------------------------------------------ ---------------
                     AST Marsico  Capital Growth:  seeks capital growth.  Income realization  is not an investment  objective and any income realized on the Portfolio's investments, therefore, will be
                     incidental to the Portfolio's objective. The Portfolio will                                     Marsico Capital
                     pursue  its  objective  by  investing  primarily  in common                                     Management, LLC
                     stocks of larger, more established companies.  In selecting investments  for the  Portfolio,  the  Sub-advisor  uses an approach that combines  "top down"  economic  analysis with
                     "bottom  up"  stock  selection.  The  "top  down"  approach identifies  sectors,  industries  and companies that should benefit from the trends the Sub-advisor  has observed.  The
                     Sub-advisor  then  looks  for  individual   companies  with
                     earnings growth potential that may not be recognized by the
                     market  at  large.   This  is  called   "bottom  up"  stock
                     selection.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST Lord Abbett Small Cap Value:  seeks  long-term  capital growth.  The  Portfolio  will  seek its  objective  through
                     investments   primarily  in  equity   securities  that  are
                     believed  to  be  undervalued  in  the   marketplace.   The                                  Lord, Abbett & Co.
      SMALL          Portfolio  primarily seeks companies that are  small-sized,
 CAPITALIZATION      based   on  the   value   of   their   outstanding   stock.
                     Specifically,  under normal circumstances,  at least 65% of the  Portfolio's  total  assets  will be invested in common stocks issued by smaller,  less well-known  companies (with market capitalizations of less than $1 billion) selected on the basis of  fundamental  investment  analysis.  The small capitalization  companies in which the Portfolio  primarily
                     invests  may  offer  significant   appreciation  potential.
                     However,  smaller companies may carry more risk than larger companies.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST  Janus  Overseas  Growth:  seeks  long-term  growth  of capital.  The  Portfolio  pursues its  objective  primarily
  INTERNATIONAL      through  investments  in common  stocks of issuers  from at
      EQUITY         least  five  different  countries,   excluding  the  United                                       Janus Capital
                     States. Securities are generally selected without regard to                                         Corporation
                     any defined allocation among countries,  geographic regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors.  However,  because  those  investments  are limited to a  comparatively narrow segment of the economy,  sector funds are generally not as diversified as most mutual  funds.  Sector funds tend to be more  volatile  than other types of funds.  The value of fund  shares  may go up and down more  rapidly  than  other funds.  Each sector of the economy may also have  different  regulatory or other risk factors that can cause greater fluctuations in the share price. Please read the  prospectus  for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.
------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     INVESCO VIF  Technology:  seeks capital  appreciation.  The
                     Portfolio normally invests at least 80% of its total assets
                     in  the  equity   securities   of   companies   engaged  in
                     technology-related  industries.  These include, but are not                                       INVESCO Funds
                     limited to, communications,  computers, video, electronics,                                         Group, Inc.
                     oceanography,  office and factory automation, and robotics.
                     A core portion of the Portfolio's  holdings are invested in market-leading  technology  companies  which the Investment
                     Advisor  believes  will  maintain or improve  their  market share regardless of overall conditions.
      SECTOR
                    ---------------------------------------------------------------------------------------- -----------------------
                     INVESCO VIF Health  Sciences:  seeks capital  appreciation.
                     The  Portfolio  invests  at least 80% of its  assets in the equity  securities of companies  that  develop,  produce or
                     distribute  products  or services  related to health  care.                                       INVESCO Funds
                     These industries  include,  but are not limited to, medical                                         Group, Inc.
                     equipment   or  supplies,   pharmaceuticals,   health  care
                     facilities,  and applied  research and  development  of new products or services.  The Investment  Advisor  attempts to
                     blend     well-established     healthcare     firms    with
                     faster-growing,  more dynamic health care companies,  which have new products or are  increasing  their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ ---------------

The following  information is being added to the section entitled  "Appendix B -
Condensed Financial Information About Separate Account B":
                                                                    Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                         1998       1997       1996        1995       1994        1993       1992       1991       1990      1989
------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                $13.41        11.70         -          -           -          -          -          -          -         -
Number of Units       43,711,763   21,405,891         -          -           -          -          -          -          -         -
------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Small
Cap Value
(1998)
Unit Price                 $9.85          -           -          -           -          -          -          -          -         -
Number of Units        4,081,870          -           -          -           -          -          -          -          -         -
------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                $14.00      10.03           -          -           -          -          -          -          -         -
Number of Units       40,757,449    714,309           -          -           -          -          -          -          -         -
------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                 $8.28          -           -          -           -          -          -          -          -         -
Number of Units        3,771,461          -           -          -           -          -          -          -          -         -
------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth
(1997)
Unit Price                $13.35      12.06           -          -           -          -          -          -          -         -
Number of Units       13,845,190  9,523,815           -          -           -          -          -          -          -         -
------------------------------------------------------------------------------------------------------------------------------------

WFVXTC-SUPP. (10/18/99)